Material accounting policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2025
Bottom of range [Member]
Disclosure of material accounting policies [Line Items]
Voting rights held in associate	20.00%
Top of range [Member]
Disclosure of material accounting policies [Line Items]
Voting rights held in associate	50.00%